Related Parties - Summary of Transactions with Equity-Accounted Investee (Detail) - Saaranya Hospitality Technologies Private Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Repayment of loan given	$ 24
Interest income	2	$ 4	$ 3
Balance Outstanding
Receivable from related party	$ 24	$ 49